Fair Value Option- Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value (Detail) (Investment Management funds, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	$ 8,678	$ 10,397
Other assets	604	875
Subtotal assets of consolidated investment management funds, at fair value	9,282	11,272
Liabilities of consolidated investment management funds:
Trading liabilities	7,660	10,085
Other liabilities	9	46
Subtotal liabilities of consolidated investment management funds, at fair value	$ 7,669	$ 10,131